Lease operations - Lessee - Schedule of Amounts Recognized in Statement of Net Income Loss (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Sublease revenues	R$ 36	R$ 34	R$ 26
Depreciation expenses	(683)	(710)	(863)
Interest expenses	(369)	(261)	(367)
Lease expenses for low value assets	(98)	(95)	(104)
Variable expenses not included in lease liabilities	(42)	(51)	(57)
Total	R$ (1,156)	R$ (1,083)	R$ (1,365)